Note 7 - Stock-Based Compensation (Details) - Restricted Stock Awards Activity (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restricted Stock [Member]
Note 7 - Stock-Based Compensation (Details) - Restricted Stock Awards Activity [Line Items]
Outstanding	441,253	[1]	503,091	[1]	477,354	[1]
Outstanding, Weighted average remaining vesting period (in years)	1 year 292 days	[1]	1 year 292 days	[1]
Outstanding, Weighted average fair value	$ 40.82	[1]	$ 39.44	[1]	$ 34.40	[1]
Issued	175,935		268,840
Issued, Weighted average fair value	$ 42.41		$ 40.08
Issued, Weighted average remaining vesting period (in years)	2 years 292 days
Forfeited	(33,352)		(28,829)
Forfeited, Weighted average fair value	$ 40.64		$ 39.07
Forfeited, Weighted average remaining vesting period (in years)	2 years
Vested	(204,421)		(214,274)
Vested, Weighted average fair value	$ 38.71		$ 36.45
Vested, Weighted average remaining vesting period (in years)	0 years

[1]	Subject to restriction.